COMMITMENTS AND GUARANTEES (RENTALS) - Non-cancellable operating agreements (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Non-cancellable operating agreements
Amount corresponding to contracts	R$ 14,745,345
2018/Falling due within one year/Up to 1 year
Non-cancellable operating agreements
Amount corresponding to contracts	2,285,148
Falling due between one year and five years
Non-cancellable operating agreements
Amount corresponding to contracts	7,442,212
2023 onwards/Over five years
Non-cancellable operating agreements
Amount corresponding to contracts	R$ 5,017,985